FINANCIAL INSTRUMENTS - Schedule of Reconciliation of Recurring Fair Value Categorized as Level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Assets
Assets, at beginning of period	$ 3,149,260
Assets, at end of period	3,318,235	$ 3,149,260
Financial liabilities
Liabilities, at beginning of period	1,115,911
Liabilities, at end of period	1,156,599	1,115,911
Acquisition of investment in convertible notes (note 29)	(2,156)	(2,533)	$ (2,367)
Level 3 | Contingent consideration
Financial liabilities
Liabilities, at beginning of period	126,183	67,539
Fair value remeasurement	2,259	(5,736)
Acquisition of business	12,588	101,684
Payments	(21,656)	(29,481)
Interests	6,040	4,005
Reclassifications		(8,503)
Foreign exchange difference	1,099	(1,877)
Translation	1,456	(1,448)
Liabilities, at end of period	127,969	126,183	67,539
Level 3 | Convertible notes
Financial Assets
Assets, at beginning of period	10,558	9,110
Acquisition of investment	3,986	2,533
Exercise of conversion option	(4,900)
Collection	(1,009)
Foreign exchange difference	22
Interests		29
Write-off	(1,350)	(1,114)
Assets, at end of period	$ 7,307	$ 10,558	$ 9,110